UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/00

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon Offshore Management Company, LLC
Address: 477 Madison Avenue
         8th Floor
         New York, NY  10022

13F File Number:  28-6074

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James R. Pasquarelli
Title:     Chief Financial Officer
Phone:     212/303-9414

Signature, Place, and Date of Signing:

     James R. Pasquarelli     New York, NY     May 09, 2000


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     44

Form13F Information Table Value Total:     120419


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Abraxas Petroleum Corp.     COMMON              003830106      936   415933     X    X                      415933
Anacomp Inc - New           COMMON              032371106     1076    69165     X    X                       69165
Arch Communications Group   COMMON              039381504     1515   195463     X    X                      195463
C-Cube Micro                COMMON              125015107     7158    98311     X    X                       98311
Champion Int'l. Corp.       COMMON              158525105     3424    64302     X    X                       64302
Consolidated Papers         COMMON              209759109     3155    82072     X    X                       82072
Cordant Technologies        COMMON              218412104     3583    63348     X    X                       63348
DII Group Inc.              COMMON              232949107       57      502     X    X                         502
Gentiva Health Services     COMMON              37247A102      250    35369     X    X                       35369
Hartford Life Inc.          COMMON              416592103      784    16734     X    X                       16734
Howmet Int'l. Inc.          COMMON              443208103     3136   155336     X    X                      155336
HVID Marine Common          COMMON              44851M109      281    21429     X    X                       21429
Media General Inc. Cl. A    COMMON              584404107     1659    31684     X    X                       31684
MediaOne                    COMMON              58440J104    28696   354273     X    X                      354273
Metamor Worldwide           COMMON              59133P100      931    32878     X    X                       32878
Newbridge Networks Corp.    COMMON              650901101     2642    81451     X    X                       81451
Nortel Networks Corp.       COMMON              656569100       72      573     X    X                         573
Novacare Inc.               COMMON              669930109      116   578125     X    X                      578125
Ocular Sciences Inc.        COMMON              675744106      255    16181     X    X                       16181
Qwest Communications        COMMON              749121108     7834   161518     X    X                      161518
Snyder Communications       COMMON              832914105     2056    91363     X    X                       91363
Sterling Software Inc.      COMMON              859547101      183     5987     X    X                        5987
Telefonica de Argentina  SA COMMON              879378206     3183    81105     X    X                       81105
Telefonica De Peru          COMMON              879384105     1388    81618     X    X                       81618
Times Mirror Co.            COMMON              887364107    13916   149730     X    X                      149730
Trans World Entertainment   COMMON              89336Q100     1224   122360     X    X                      122360
Travelers Prop. Calualty    COMMON              893939108    13212   320291     X    X                      320291
US Foodservice Inc.         COMMON              90331R101     8700   337869     X    X                      337869
US West, Inc.               COMMON              91273H101     6385    87917     X    X                       87917
Wesley Jessen Vision Care   COMMON              951018100      582    16182     X    X                       16182
Ziff Davis Inc.             COMMON              989511100     1262    80752     X    X                       80752
AT&T Corp.   CALL APR 55    OPTION              0019579DK      449     1437     X    X                        1437
Consolid. Papers PUT JUL 30 OPTION              2097599SF       11      147     X    X                         147
Howmet Intl CALL APR 17 1/2 OPTION              4432089DW       12       94     X    X                          94
Howmet Intl CALL APR 20     OPTION              4432089DD        5      121     X    X                         121
S&P 500 Option PUT APR 1300 OPTION              9PT             10       79     X    X                          79
Tribune Co.    PUT APR 35   OPTION              8960479PG       12      124     X    X                         124
US Foodservice CALL APR 15  OPTION              90331R9DC        4        4     X    X                           4
US Foodsvc. CALL APR 17 1/2 OPTION              90331R9DW        3        3     X    X                           3
Nebco Evans Pfd.            PREFERRED           U62922106        7     6782     X    X                        6782
ABRAXAS CONTINGENT RGTS     RIGHTS              003831112      255   509260     X    X                      509260
Diva Systems Warrants       WARRANT             255013153        0     6000     X    X                        6000
DTI Hldgs. Warrants         WARRANT             23333W117        0    11207     X    X                       11207
Spec Foods Wrnts 12/15/09   WARRANT             784127AA0        0     1360     X    X                        1360